Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	SA FUNDS INVESTMENT TRUST
Central Index Key	0001075065
Amendment Flag	false
Document Creation Date	Jun. 30, 2017
Document Effective Date	Jul. 01, 2017
Prospectus Date	Jul. 01, 2017
SA U.S. Fixed Income Fund | Class S
Risk/Return:
Trading Symbol	SAULX
SA Global Fixed Income Fund | Class S
Risk/Return:
Trading Symbol	SAFLX
SA U.S. Core Market Fund | Select Class
Risk/Return:
Trading Symbol	SAALX
SA U.S. Value Fund | Select Class
Risk/Return:
Trading Symbol	SAVLX
SA U.S. Small Company Fund | Select Class
Risk/Return:
Trading Symbol	SASLX
SA International Value Fund | Select Class
Risk/Return:
Trading Symbol	SATLX
SA International Small Company Fund | Select Class
Risk/Return:
Trading Symbol	SACLX
SA Emerging Markets Value Fund | Select Class
Risk/Return:
Trading Symbol	SAELX
SA Real Estate Securities Fund | Select Class
Risk/Return:
Trading Symbol	SARLX